INCOME TAX MATTERS (Details 1) - Codere Online Business [Member] € in Thousands	Dec. 31, 2020 EUR (€)
Codere Online S A U Spain [Member]
IfrsStatementLineItems [Line Items]
Previous	€ 2,643
2018	2,538
2019	785
2020	0
Total	5,966
Codere Online Management Services L T D Malta [Member]
IfrsStatementLineItems [Line Items]
Previous	0
2018	0
2019	5,971
2020	9,592
Total	€ 15,563